UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.5%
Education - 8.4%
California Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, (1 mo. LIBOR x 0.7 + 0.380%)	1.864%	8/1/21	$1,750,000	$1,748,285	(a)(b)
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/35	1,200,000	1,313,676	(c)
KIPP LA Project	5.000%	7/1/37	590,000	656,174	(c)
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Project	5.000%	11/1/29	1,340,000	1,521,892
Academy of Motion Picture Arts & Project	5.000%	11/1/30	1,100,000	1,245,299
Academy of Motion Picture Arts & Project	5.000%	11/1/34	750,000	841,687
Academy of Motion Picture Arts & Project	5.000%	11/1/35	2,000,000	2,239,360
California State MFA Revenue, Pomona College	5.000%	1/1/33	1,000,000	1,194,770
California State University Revenue:
Systemwide	5.000%	11/1/34	2,000,000	2,352,880
Systemwide	5.000%	11/1/35	1,100,000	1,288,518

Total Education				14,402,541

Health Care - 6.1%
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,132,320
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,125,320
California Statewide CDA Revenue:
Viamonte Senior Living Inc.	5.000%	7/1/30	225,000	267,455
Viamonte Senior Living Inc.	5.000%	7/1/31	300,000	354,627
Viamonte Senior Living Inc.	5.000%	7/1/32	100,000	117,833
California Statewide CDA Revenue, 899 Charleston Project	5.000%	11/1/24	1,000,000	1,075,520	(c)
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,426,539

Total Health Care				10,499,614

Housing - 3.4%
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/26	1,000,000	1,159,550
CHF Irvine LLC	5.000%	5/15/27	1,000,000	1,154,290
CHF Irvine LLC	5.000%	5/15/28	1,220,000	1,403,671

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - (continued)
CHF Irvine LLC	5.000%	5/15/29	$1,250,000	$1,430,737
Provident Group-Pomona Properties LLC	5.600%	1/15/36	640,000	682,682	(c)

Total Housing				5,830,930

Industrial Revenue - 9.6%
Golden State Tobacco Securitization Corp.	5.000%	6/1/34	1,500,000	1,709,505
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase	5.000%	11/15/24	3,000,000	3,387,390
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,020,000	6,249,147
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,770,080
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,320,200

Total Industrial Revenue				16,436,322

Leasing - 7.6%
Anaheim, CA, Public Financing Authority Lease Revenue:
	5.000%	5/1/25	1,910,000	2,207,177
	5.000%	5/1/27	1,250,000	1,429,412
California State Public Works Board, Lease Revenue, Lease Revenue, Various Capital Project	5.250%	10/1/24	3,000,000	3,321,240
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Project	5.000%	10/15/31	2,015,000	2,344,130
Capital Improvement Project	5.000%	10/15/32	1,145,000	1,328,784
Capital Improvement Project	5.000%	10/15/34	1,000,000	1,154,170
Capital Improvement Project	5.000%	10/15/35	1,040,000	1,197,425

Total Leasing				12,982,338

Other - 3.4%
California Municipal Finance Authority:
Senior Lien-LINXS APM Project	5.000%	12/31/33	1,250,000	1,424,687	(d)
Senior Lien-LINXS APM Project	5.000%	12/31/34	1,000,000	1,136,160	(d)
California State MFA Revenue, Goodwill Industries Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	585,000	607,406	(c)
Lee Lake, CA, Public Financing Authority Revenue, Senior Lien	5.000%	9/1/22	1,000,000	1,118,950
Long Beach, CA, Marina Revenue:
	5.000%	5/15/28	850,000	958,970
	5.000%	5/15/31	445,000	496,309

Total Other				5,742,482

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 15.1%
Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project	5.250%	7/1/20	$1,000,000	$1,068,630
Los Angeles, CA, Department of Water & Power Revenue:
	5.000%	7/1/35	2,000,000	2,352,020
	5.000%	7/1/36	1,000,000	1,172,590
Power System	5.000%	7/1/38	2,000,000	2,318,120
Main Street Natural Gas Inc., GA, Gas Project Revenue, (SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	1,500,000	1,497,720	(a)(b)(e)
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,426,700
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,311,808
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,134,450
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	4,435,000	4,632,579

Total Power				25,914,617

Pre-Refunded/Escrowed to Maturity - 13.6%
ABAG, CA, Finance Authority for Nonprofit Corp. Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,608,994	(f)
California Health Facilities Financing Authority Revenue, Providence Health & Services System	6.250%	10/1/24	1,500,000	1,505,325	(f)
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	5,000,000	5,144,050	(f)
Methodist Hospital Project, FHA	6.250%	8/1/24	4,140,000	4,300,466	(f)
El Dorado, CA, Irrigation District, COP, AGC	5.375%	8/1/24	1,090,000	1,129,044	(f)
Northern, CA, Power Agency Revenue, Lodi Energy Center	5.000%	6/1/25	4,000,000	4,240,040	(f)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose	5.000%	5/1/24	2,420,000	2,556,706	(f)
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	2,635,000	2,753,101	(f)

Total Pre-Refunded/Escrowed to Maturity				23,237,726

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 4.7%
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1	5.000%	9/2/24	$600,000	$662,172
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien	5.000%	9/1/25	305,000	328,814
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, AGM	5.000%	9/1/26	1,850,000	2,144,798
Rancho Redevelopment Project Area, AGM	5.000%	9/1/27	1,700,000	1,962,633
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	485,000	508,319
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/25	2,500,000	2,418,750

Total Special Tax Obligation				8,025,486

State General Obligation - 2.7%
California State, GO, Bid Group C	5.000%	8/1/33	4,000,000	4,660,160

Transportation - 12.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	2,700,000	3,039,174
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 1.100%)	2.590%	4/1/24	1,000,000	1,032,660	(a)(b)
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 0.900%)	2.390%	5/1/23	3,000,000	3,068,310	(a)(b)
City of Los Angeles Department of Airports	5.000%	5/15/38	1,500,000	1,700,745	(d)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	2,662,190
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,000,000	3,517,890
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,058,760
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose	5.000%	5/1/24	3,245,000	3,424,481
San Francisco, CA, City & County Airports Commission, International Airports Revenue	4.900%	5/1/29	1,930,000	2,000,329

Total Transportation				21,504,539

Water & Sewer - 11.3%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	1,750,000	2,058,420
Fillmore CA, Wastewater Revenue:
AGM	5.000%	5/1/36	1,730,000	1,958,135
AGM	5.000%	5/1/37	1,040,000	1,175,470

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
San Diego, CA, Water Authority Revenue	5.000%	5/1/28	$3,345,000	$3,930,877
Stockton, CA, Public Financing Authority, Wastewater Revenue:
BAM	5.000%	9/1/25	1,250,000	1,442,350
BAM	5.000%	9/1/26	1,375,000	1,581,594
BAM	5.000%	9/1/27	1,000,000	1,146,030
BAM	5.000%	9/1/28	1,500,000	1,712,745
BAM	5.000%	9/1/29	1,000,000	1,137,060
Tulare, CA, Sewer Revenue:
AGM	5.000%	11/15/28	1,200,000	1,394,664
AGM	5.000%	11/15/29	1,500,000	1,735,845

Total Water & Sewer				19,273,190

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $161,619,854)				168,509,945

SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
Education - 0.1%
California MFA Revenue, LA Sierra University	1.410%	8/1/20	100,000	100,000	(g)(h)

Housing - 0.1%
Alameda, CA, Public Financing Authority, MFH Revenue, Eagle/Parrot	1.270%	5/15/35	100,000	100,000	(g)(h)

Pollution - 0.1%
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp Project, LOC -Wells Fargo Bank N. A	1.550%	10/1/37	220,000	220,000	(d)(g)(h)

Transportation - 0.3%
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA - Sumitomo Mitsui Banking	1.250%	4/1/36	600,000	600,000	(g)(h)

Water & Sewer - 0.1%
Sacramento, CA, Suburban Water District, COP, LOC -Sumitomo Mitsui Banking	1.250%	11/1/34	200,000	200,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,220,000)				1,220,000

TOTAL INVESTMENTS - 99.2% (Cost - $162,839,854)				169,729,945
Other Assets in Excess of Liabilities - 0.8%				1,366,223

TOTAL NET ASSETS - 100.0%				$171,096,168

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	14	12/18	$2,223,753	$2,230,375	$(6,622)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$168,509,945	—	$168,509,945
Short-Term Investments†	—	1,220,000	—	1,220,000

Total Investments	—	$169,729,945	—	$169,729,945

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$6,622	—	—	$6,622

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018